OTHER PAYABLES AND ACCRUALS (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Other payables to related parties (Note 16(c))	$ 1,756	$ 1,316
Accrued operating expenses	1,322	305
Other payables and accuruals	$ 3,078	$ 1,621